Leases - Additional Information (Details) $ in Thousands								12 Months Ended
	Jun. 01, 2023 USD ($) ft²	Feb. 01, 2023 ft²	Jan. 25, 2022 USD ($) ft²	Jan. 01, 2022 ft²	Aug. 09, 2021 ft²	Jul. 01, 2021 ft²	Mar. 03, 2021 ft²	Dec. 31, 2023 USD ($) lease	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Lease [Line Items]
Number of significant leases | lease								1
Right-of-use assets								$ 15,635	$ 14,268	$ 11,292
Lease liabilities								18,601	16,743	13,059
Lease expenses								$ 100	$ 200
Right-of-use assets discounted payments rate								2.61%	2.61%
Lease liabilities discounted payments rate								4.82%	3.47%
Consumer Price Indices in Switzerland and France
Disclosure Of Lease [Line Items]
Lease liabilities								$ 17,800	$ 14,700
Minimum
Disclosure Of Lease [Line Items]
Lease terms for office buildings								1 year
Cash outflows related to leases less than 12 months								$ 100	200
Maximum
Disclosure Of Lease [Line Items]
Lease terms for office buildings								10 years
Bidart
Disclosure Of Lease [Line Items]
Expected lease commitments								$ 100
Bidart | Year 2024
Disclosure Of Lease [Line Items]
Expected lease commitments								300
Office Space | Rolle
Disclosure Of Lease [Line Items]
Lease term							120 months
Area of office space leased (in sq ft) | ft²							65,860
Area of office space gained access under lease (in sq ft) | ft²		21,258	21,258	7,535		11,840
Expected lease commitments								1,000	$ 500	$ 100
Right-of-use assets			$ 4,500					7,700
Lease liabilities			$ 4,500					8,500
Lease incentives and expected restoration costs								800
Office Space | Rolle | Year 2024
Disclosure Of Lease [Line Items]
Expected lease commitments								1,140
Office Space | Boston
Disclosure Of Lease [Line Items]
Lease term					40 months
Area of office space leased (in sq ft) | ft²					9,192
Expected lease commitments								500
Right-of-use assets								1,200
Lease liabilities								1,400
Lease incentives and expected restoration costs								$ 200
Office Space | Bidart
Disclosure Of Lease [Line Items]
Lease term	108 months
Area of office space leased (in sq ft) | ft²	13,509
Right-of-use assets	$ 2,300
Lease liabilities	$ 2,300